GRAND PRIX INVESTORS FUND

a series of Grand Prix Investors Trust

Incorporated herein by reference is the definitive version of the supplement for GRAND PRIX INVESTORS FUND, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 8, 2012 (SEC Accession No. 0001162044-12-000448).